Vista Outdoor Inc. - 10-Q Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Contingency [Line Items]
Period after which tax positions classified as noncurrent income tax liabilities			1 year
Vista Outdoor Inc.
Income Tax Contingency [Line Items]
Effective tax rates (in percent)	20.10%	23.00%	62.00%	119.20%	23.80%
Income taxes paid, net of refunds	$ (513)	$ 251	$ 65,161	$ 43,201
Period after which tax positions classified as noncurrent income tax liabilities	1 year
Unrecognized tax benefit including interest and penalties	$ 26,364		24,853	28,692
Amount of reasonably possible decrease in uncertain tax benefits	857		716
Unrecognized tax benefits that would impact effective tax rate			$ 20,327	$ 24,419
Minimum | Vista Outdoor Inc.
Income Tax Contingency [Line Items]
Unrecognized tax benefits that would impact effective tax rate	0
Maximum | Vista Outdoor Inc.
Income Tax Contingency [Line Items]
Unrecognized tax benefits that would impact effective tax rate	$ 683